Operating Segments - Summary of Segment Revenues, Results or Assets by Geographical Location (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Geographical Areas [Line Items]
Segment Revenues from External Customers	$ 14,627	$ 378	$ 333
Net income (loss) for the year	4,094	(11,640)	(5,690)
Carrying Amount of Segment Assets	27,426	21,339	22,666
Australia [Member]
Disclosure Of Geographical Areas [Line Items]
Segment Revenues from External Customers	14,627	378	333
Net income (loss) for the year	3,755	(11,733)	(5,835)
Carrying Amount of Segment Assets	25,112	19,639	21,580
United States of America [Member]
Disclosure Of Geographical Areas [Line Items]
Net income (loss) for the year	339	93	145
Carrying Amount of Segment Assets	$ 2,314	$ 1,700	$ 1,086